SUBMISSION
TYPE     13F-HR
DOCUMENT-COUNT     1
NOTIFY-INTERNET     linda.stoeltje@tmcdanco.com
SROS     NONE
FILER
CIK     0001104366
CCC     wx#gkfe3
/FILER
PERIOD     03/31/2002
DOCUMENT
TYPE     13F-HR
TEXT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    April 25, 2002


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: $92958 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              604059105      264     2298 SH       SOLE                                       2298
Abbott Labs                    COM              002824100      279     5302 SH       SOLE                                       5302
Albertsons Inc.                COM              013104104      321     9695 SH       SOLE                                       9695
American International Group   COM              026874107     3300    45740 SH       SOLE                                      45740
Automatic Data Processing      COM              053015103     2996    51424 SH       SOLE                                      51424
BP PLC                         COM              055622104     2146    40411 SH       SOLE                                      40411
Bell South                     COM              079860102      253     6860 SH       SOLE                                       6860
Bristol Myers Squibb           COM              110122108     1406    34735 SH       SOLE                                      34735
Canon Inc. ADR                 COM              138006309     2040    54905 SH       SOLE                                      54905
ChevronTexaco                  COM              166751107      511     5658 SH       SOLE                                       5658
Cisco Systems                  COM              17275R102      382    22566 SH       SOLE                                      22566
Citigroup Inc                  COM              172967101     1916    38689 SH       SOLE                                      38689
Coca-Cola                      COM              191216100     3044    58255 SH       SOLE                                      58255
Compass Bancshares Inc.        COM              20449H109     3966   128477 SH       SOLE                                     128477
Donaldson Co.                  COM              257651109     3397    84488 SH       SOLE                                      84488
Dover Corp.                    COM              260003108     2643    64460 SH       SOLE                                      64460
Emerson Electric               COM              291011104     2285    39809 SH       SOLE                                      39809
Exxon Mobil                    COM              30231G102     2261    51588 SH       SOLE                                      51588
General Electric               COM              369604103     1066    28457 SH       SOLE                                      28457
H J Heinz Co.                  COM              423074103     1680    40477 SH       SOLE                                      40477
Home Depot                     COM              437076102     1609    33109 SH       SOLE                                      33109
Illinois Tool Works            COM              452308109     3183    43993 SH       SOLE                                      43993
Intel Corp.                    COM              458140100      514    16916 SH       SOLE                                      16916
Johnson & Johnson              COM              478160104     4349    66963 SH       SOLE                                      66963
Luminex Corp                   COM              55027E102      607    48311 SH       SOLE                                      48311
Merck                          COM              589331107     3377    58655 SH       SOLE                                      58655
Microsoft Corp                 COM              594918104     2404    39860 SH       SOLE                                      39860
Molex Inc.                     COM              608554101     2348    67729 SH       SOLE                                      67729
National Instruments Corp.     COM              636518102      716    17125 SH       SOLE                                      17125
Nokia                          COM              654902204      448    21578 SH       SOLE                                      21578
Nordson Corp.                  COM              655663102     2218    73560 SH       SOLE                                      73560
Oracle Corp.                   COM              68389x105      379    29623 SH       SOLE                                      29623
Pepsico Inc.                   COM              713448108      479     9304 SH       SOLE                                       9304
Pfizer, Inc.                   COM              717081103      952    23964 SH       SOLE                                      23964
Philip Morris                  COM              718154107      345     6559 SH       SOLE                                       6559
Procter & Gamble               COM              742718109     3525    39122 SH       SOLE                                      39122
Reuters Group PLC              COM              76132m102      951    20150 SH       SOLE                                      20150
Royal Dutch                    COM              780257804     2621    48242 SH       SOLE                                      48242
SBC Communications             COM              78387G103     2354    62868 SH       SOLE                                      62868
San Juan Basin Royalty Trust   COM              798241105     3818   320876 SH       SOLE                                     320876
Schering-Plough                COM              806605101     2021    64555 SH       SOLE                                      64555
Schlumberger Ltd               COM              806857108     2040    34679 SH       SOLE                                      34679
Sigma-Aldrich                  COM              826552101     2350    50045 SH       SOLE                                      50045
Sysco Corp.                    COM              871829107     3004   100730 SH       SOLE                                     100730
Telefonica de Espana           COM              879382208      591    17857 SH       SOLE                                      17857
Unilever N.V.                  COM              904784709     1930    33984 SH       SOLE                                      33984
Verizon Communications         COM              92343v104      339     7420 SH       SOLE                                       7420
W.W. Grainger                  COM              384802104     3050    54235 SH       SOLE                                      54235
Wal-Mart Stores                COM              931142103     2082    33972 SH       SOLE                                      33972
Weyerhaeuser                   COM              962166104     1200    19085 SH       SOLE                                      19085
Wyeth                          COM              983024100      998    15200 SH       SOLE                                      15200
REPORT SUMMARY		       51 DATA RECORDS		      92958          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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